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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-05083


                                   -----------

       Van Eck Worldwide Insurance Trust - Worldwide Absolute Return Fund

                    -----------------------------------------

               (Exact name of registrant as specified in charter)

                         99 Park Ave. New York, NY 10016

                    -----------------------------------------

               (Address of principal executive offices) (Zip code)

                    -----------------------------------------

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-687-5200

                                 --------------

                         Date of fiscal year end: 12/31

                                     ------

                        Date of reporting period: 9/30/05

ITEM 1. Schedule of Investments.


WORLDWIDE ABSOLUTE RETURN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                           NO. OF
                                           SHARES/
                                           PRINCIPAL
SECTOR                                     AMOUNT        SECURITIES                                            VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS: 3.2%
                                               393       Ball Corp.                                   $           14,439
                                               103       Celanese Corp.                                            1,777
                                             2,736       Crown Holdings Inc +                                     43,612
                                               284       Dow Chemical Co.                                         11,834
                                             1,442       Eastman Chemical Co.                                     67,731
                                             2,180       Huntsman Corp. +                                         42,619
                                               495       Pactiv Corp. +                                            8,672
                                                80       United States Steel Corp.                                 3,388
                                                                                                      -------------------
                                                                                                                 194,072
                                                                                                      -------------------
CAPITAL GOODS: 11.8%
                                               461       Advanced Micro Devices, Inc. +                           11,617
                                               324       Black & Decker Corp.                                     26,597
                                               389       Brunswick Corp.                                          14,677
                                               563       Centex Corp.                                             36,359
                                               464       Cummins, Inc.                                            40,827
                                               823       Eaton Corp.                                              52,302
                                             1,503       Freescale Semiconductor, Inc. (Class B) +                35,441
                                               310       Goodrich Corp.                                           13,745
                                             2,053       Goodyear Tire & Rubber Co. +                             32,006
                                             2,725       Hovnanian Enterprises, Inc. +                           139,520
                                               264       KB Home                                                  19,325
                                               157       Lockheed Martin Corp.                                     9,583
                                             3,504       Lucent Technologies, Inc. +                              11,388
                                               677       Meritage Homes Corp. +                                   51,899
                                             1,210       National Semiconductor Corp.                             31,823
                                               686       Nvidia Corp. +                                           23,516
                                               168       NVR, Inc. +                                             148,672
                                               934       Sanmina-SCI Corp. +                                       4,007
                                               562       Solectron Corp. +                                         2,197
                                                                                                      -------------------
                                                                                                                 705,501
                                                                                                      -------------------

CONSUMER CYCLICAL: 0.4%
                                               550       Navistar International Corp. +                           17,837
                                                92       VF Corp.                                                  5,333
                                                                                                      -------------------
                                                                                                                  23,170
                                                                                                      -------------------
CONSUMER NON-CYCLICAL: 3.8%
                                             1,072       Archer-Daniels-Midland Co.                               26,436
                                             3,112       Hercules, Inc. +                                         38,029
                                             4,403       Pilgrim's Pride Corp.                                   160,269
                                                73       Supervalu, Inc.                                           2,272
                                                                                                      -------------------
                                                                                                                 227,006
                                                                                                      -------------------
ENERGY: 4.2%
                                               452       Amerada Hess Corp.                                       62,150
                                             1,594       ConocoPhillips                                          111,437
                                               315       Exxon Mobil Corp.                                        20,015
                                               549       Occidental Petroleum Corp.                               46,901
                                               282       XTO Energy, Inc.                                         12,780
                                                                                                      -------------------
                                                                                                                 253,283
                                                                                                      -------------------
FINANCIAL: 5.6%
                                               933       ACE, Ltd.                                                43,916
                                               720       Bear Stearns Companies, Inc.                             79,020
                                               168       Cigna Corp.                                              19,800
                                               978       Countrywide Financial Corp.                              32,254
                                             1,000       First Horizon National Corp.                             36,350
                                               366       Humana, Inc. +                                           17,524
                                               460       National City Corp.                                      15,382
                                             1,206       Providian Financial Corp. +                              21,322
                                               861       Wachovia Corp.                                           40,975
                                               378       Westcorp                                                 22,264
                                                93       WFS Financial, Inc. +                                     6,249
                                                                                                      -------------------
                                                                                                                 335,056
                                                                                                      -------------------
HEALTHCARE: 3.8%
                                             1,484       AmerisourceBergen Corp.                                 114,713
                                               771       Cardinal Health, Inc.                                    48,912
                                               312       Forest Laboratories, Inc. +                              12,159
                                             1,111       McKesson Corp.                                           52,717
                                                                                                      -------------------
                                                                                                                 228,501
                                                                                                      -------------------

SERVICES: 7.4%
                                               623       Affiliated Computer Services, Inc. +                     34,016
                                               322       Autodesk, Inc.                                           14,954
                                               140       Autonation, Inc. +                                        2,796
                                               127       Autozone, Inc. +                                         10,573
                                                80       Cendant Corp.                                             1,651
                                               766       Convergys Corp. +                                        11,007
                                             1,217       Darden Restaurants, Inc.                                 36,960
                                             1,298       Equifax, Inc.                                            45,352
                                             1,338       H&R Block, Inc.                                          32,085
                                               951       J.C. Penney Co., Inc.                                    45,096
                                               348       NCR Corp. +                                              11,105
                                             1,873       Parametric Technology, Corp. +                           13,055
                                               279       Ryder System, Inc.                                        9,547
                                             1,308       Simon Property Group, Inc.                               96,949
                                               466       Take-Two Interactive Software, Inc. +                    10,294
                                             2,776       Walt Disney Co.                                          66,985
                                                                                                      -------------------
                                                                                                                 442,425
                                                                                                      -------------------
TECHNOLOGY: 3.6%
                                               227       C.R. Bard, Inc.                                          14,989
                                             6,362       EchoStar Communications Corp.                           188,124
                                             2,861       Qwest Communications International, Inc. +               11,730
                                                                                                      -------------------
                                                                                                                 214,843
                                                                                                      -------------------
TRANSPORTATION: 3.5%
                                             4,392       AMR Corp. +                                              49,103
                                               540       Carnival Corp.                                           26,989
                                               632       CSX Corp.                                                29,375
                                             2,222       Laidlaw International, Inc.                              53,706
                                             1,253       Norfolk Southern Corp.                                   50,822
                                                                                                      -------------------
                                                                                                                 209,995
                                                                                                      -------------------
UTILITIES: 4.0%
                                             2,073       AES Corp. +                                              34,059
                                               785       Allegheny Energy, Inc. +                                 24,115
                                             1,742       Allied Waste Industries, Inc. +                          14,720
                                             4,568       CenterPoint Energy, Inc.                                 67,926
                                             2,924       CMS Energy Corp. +                                       48,100
                                               456       TXU Corp.                                                51,473
                                                                                                      -------------------
                                                                                                                 240,393
                                                                                                      -------------------

TOTAL COMMON STOCKS: 51.3%
(Cost: $2,941,020)                                                                                             3,074,245
                                                                                                      -------------------

CONVERTIBLE NOTES:
CAPITAL GOODS: 10.6%                       100,000       ADC Telecommunications, Inc.
                                                               FRN 3.996% 6/15/2013                              105,750
                                           100,000       LSI Logic Corp.
                                                                4.00% 5/15/2010                                  106,000
                                           100,000       Lucent Technology
                                                                8.00% 08/01/2031                                 103,750
                                           100,000       Quanta Services, Inc.
                                                               4.50% 10/01/2023                                  129,625
                                           100,000       Skyworks Solutions
                                                               4.75% 11/15/2007                                  101,125
                                            90,000       Sealed Air Corp.
                                                               3.00% 6/30/2033                                    86,963
                                                                                                      -------------------
                                                                                                                 633,213
                                                                                                      -------------------
CONSUMER CYCLICAL: 1.9%
                                           100,000       Reebok International Ltd.
                                                               2.00% 05/01/2024                                  112,250
                                                                                                      -------------------

FINANCIAL: 4.7%                             90,000       BankUnited Capital Trust
                                                               3.125% 3/1/2034                                    79,087
                                           100,000       Goldman Sachs Group Inc.
                                                               1.50% 07/2022                                     115,757
                                            80,000       Leucadia National Corp.
                                                               3.75% 04/15/2014                                   87,300
                                                                                                      -------------------
                                                                                                                 282,144
                                                                                                      -------------------

SERVICES: 10.4%                            100,000       Bell Microproducts, Inc.
                                                                3.75% 3/5/2024                                   109,500
                                           100,000       Charming Shoppes
                                                               4.75 6/1/2012                                     122,375
                                           100,000       EMC Corp.
                                                               4.50% 4/01/2007                                   103,500
                                           100,000       FTI Consulting, Inc.
                                                               3.75%. 7/15/2012 (144A)                           106,250
                                           150,000       Open Solutions, Inc.
                                                               SCN 2/2/2035                                       79,125
                                           100,000       Walt Disney Co.
                                                               2.125% 4/15/2023                                  102,125
                                                                                                      -------------------
                                                                                                                 622,875
                                                                                                      -------------------

TECHNOLOGY: 3.3%                           100,000       Eastman Kodak Co.
                                                               3.375% 10/15/2033                                  98,250
                                           100,000       EDO Corp
                                                               5.25%  4/15/2007                                  102,875
                                                                                                      -------------------
                                                                                                                 201,125
                                                                                                      -------------------

TRANSPORTATION: 1.7%                       100,000       CP Ships Ltd.
                                                               4.00% 6/30/2024 (144A)                             99,375
                                                                                                      -------------------
TOTAL CONVERTIBLE NOTES: 32.6%
(Cost: $1,844,628)                                                                                             1,950,982
                                                                                                      -------------------


PREFERRED STOCK:
FINANCIAL: 10.4%                             2,000       Coltec Capital Trust
                                                               5.25% 4/15/2028                                   102,000
                                                 1       Federal National Mortgage Association
                                                               5.375% 1/5/2008                                    91,850
                                             2,000       Omnicare Capital Trust II - Series B
                                                               4.00% 6/15/2009                                   145,750
                                             1,500       Reinsurance Group of America, Inc.
                                                               5.75% 12/15/2050                                   88,500
                                             1,900       Sovereign Capital Trust
                                                               4.375% 3/1/2034                                    84,313
                                             2,000       TXI Capital Trust
                                                               5.50% 6/30/2028                                   110,500
TOTAL PREFERRED STOCKS: 10.4%
                                                                                                      -------------------
(Cost: $567,454)                                                                                                 622,913
                                                                                                      -------------------

TOTAL INVESTMENTS: 94.3%
(Cost: $5,353,102)   (a)                                                                                       5,648,140
OTHER ASSETS LESS LIABILITIES: 5.7%                                                                              338,898
                                                                                                      -------------------
NET ASSETS: 100.0%                                                                                           $ 5,987,038
                                                                                                      ===================


SECURITIES SOLD SHORT:
BASIC MATERIALS: (13.6%)
                                              (395)      Air Products & Chemicals, Inc.               $          (21,780)
                                            (1,551)      Alcoa, Inc.                                             (37,875)
                                            (1,200)      Amgen, Inc. +                                           (95,604)
                                            (1,314)      Avery Dennison Corp.                                    (68,840)
                                              (945)      Corning, Inc. +                                         (18,267)
                                              (641)      E.I. Du Pont de Nemours & Co.                           (25,108)
                                            (1,406)      Ecolab, Inc.                                            (44,894)
                                              (405)      MeadWestvaco Corp                                       (11,186)
                                              (106)      Medimmune, Inc. +                                        (3,567)
                                            (6,176)      OSI Pharmaceuticals, Inc. +                            (180,586)
                                              (466)      Temple-Inland, Inc.                                     (19,036)
                                            (1,500)      Texas Industries, Inc.                                  (81,600)
                                            (1,377)      Vulcan Materials Co.                                   (102,187)
                                            (1,506)      Weyerhaeuser Co.                                       (103,538)
                                                                                                      -------------------
                                                                                                                (814,068)
                                                                                                      -------------------
CAPITAL GOODS: (12.8%)
                                               (26)      3M Co.                                                   (1,907)
                                            (2,400)      ADC Telecommunications, Inc. +                          (54,864)
                                              (211)      American Power Conversion Corp.                          (5,465)
                                              (392)      Andrew Corp. +                                           (4,371)
                                              (951)      Applied Micro Circuits Corp. +                           (2,853)
                                              (166)      Broadcom Corp. (Class A) +                               (7,787)
                                            (2,470)      Ciena Corp. +                                            (6,521)
                                              (711)      Cooper Tire & Rubber Co.                                (10,857)
                                            (2,700)      EMC Corp. +                                             (34,938)
                                            (3,663)      Gentex Corp.                                            (63,736)
                                              (400)      Goodrich Corp.                                          (17,736)
                                              (843)      International Game Technology                           (22,761)
                                            (1,277)      JDS Uniphase Corp. +                                     (2,835)
                                            (1,182)      Linear Technology Corp.                                 (44,431)
                                            (5,600)      LSI Logic Corp. +                                       (55,160)
                                            (1,124)      Martin Marietta Materials, Inc.                         (88,189)
                                            (2,310)      Maxim Integrated Products, Inc.                         (98,522)
                                               (74)      Molex, Inc.                                              (1,974)
                                              (405)      National-Oilwell Varco, Inc. +                          (26,649)
                                            (1,159)      Pall Corp.                                              (31,873)
                                              (856)      PMC-Sierra, Inc. +                                       (7,541)
                                            (7,500)      Quanta Services, Inc. +                                 (95,700)
                                              (500)      Sealed Air Corp. +                                      (23,730)
                                            (2,800)      Skyworks Solutions, Inc. +                              (19,656)
                                              (319)      Tellabs, Inc. +                                          (3,356)
                                               (33)      United Technologies Corp.                                (1,711)
                                            (2,826)      Visteon Corp.                                           (27,638)
                                                                                                      -------------------
                                                                                                                (762,761)
                                                                                                      -------------------

CONGLOMERATES: (1.8%)
                                            (9,752)      Delphi Corp.                                            (26,916)
                                            (2,374)      General Electric Co.                                    (79,933)
                                                                                                      -------------------
                                                                                                                (106,849)
                                                                                                      -------------------
CONSUMER CYCLICAL: (0.6%)
                                              (418)      Genuine Parts Co.                                       (17,932)
                                              (709)      Newell Rubbermaid, Inc.                                 (16,059)
                                                                                                      -------------------
                                                                                                                 (33,991)
                                                                                                      -------------------
CONSUMER NON-CYCLICAL: (1.1%)
                                              (251)      Coca-Cola Co.                                           (10,841)
                                               (42)      PepsiCo, Inc.                                            (2,382)
                                              (764)      Wm. Wrigley Jr. Co.                                     (54,916)
                                                                                                      -------------------
                                                                                                                 (68,139)
                                                                                                      -------------------
ENERGY: (1.6%)
                                            (1,174)      Ashland, Inc.                                           (64,852)
                                              (422)      EOG Resources, Inc.                                     (31,608)
                                                                                                      -------------------
                                                                                                                 (96,460)
                                                                                                      -------------------
FINANCIAL: (7.1%)
                                              (632)      Ambac Financial Group Inc.                              (45,542)
                                            (1,300)      BankUnited Capital Trust                                (29,731)
                                              (560)      Cincinnati Financial Corp.                              (23,458)
                                              (300)      Fannie Mae                                              (13,446)
                                              (939)      Fifth Third Bancaop                                     (34,489)
                                            (2,603)      Janus Capital Group, Inc.                               (37,613)
                                               (34)      Jefferson-Pilot Corp.                                    (1,740)
                                            (1,300)      Leucadia National Corp.                                 (56,030)
                                            (1,392)      Northern Trust Corp.                                    (70,366)
                                              (900)      Reinsurance Group of America, Inc.                      (40,230)
                                              (973)      SLM Corp.                                               (52,192)
                                            (1,000)      Sovereign Bancorp, Inc.                                 (22,040)
                                                                                                      -------------------
                                                                                                                (426,877)
                                                                                                      -------------------

HEALTHCARE: (4.5%)
                                            (1,041)      Bristol-Myers Squibb Co.                                (25,046)
                                              (861)      Eli Lilly & Co.                                         (46,081)
                                            (2,000)      Omnicare, Inc.                                         (112,460)
                                            (1,891)      Schering-Plough Corp.                                   (39,806)
                                            (1,087)      Tenet Healthcare Corp. +                                (12,207)
                                              (853)      Watson Pharmaceuticals, Inc. +                          (31,228)
                                                                                                      -------------------
                                                                                                                (266,828)
                                                                                                      -------------------
SERVICES: (15.8%)
                                              (365)      Apollo Group, Inc. +                                    (24,232)
                                            (2,004)      Archstone-Smith Trust                                   (79,899)
                                            (7,400)      Bell Microproducts, Inc. +                              (74,222)
                                            (7,800)      Charming Shoppes, Inc. +                                (83,226)
                                              (783)      Cintas Corp.                                            (32,142)
                                              (778)      Computer Associates International, Inc.                 (21,636)
                                              (459)      eBay, Inc. +                                            (18,911)
                                            (2,600)      FTI Consulting, Inc. +                                  (65,676)
                                               (28)      Knight Ridder, Inc.                                      (1,643)
                                              (505)      Monster Worldwide, Inc. +                               (15,509)
                                              (958)      Moody's Corp.                                           (48,935)
                                            (1,548)      New York Times Co. (Class A)                            (46,053)
                                            (2,000)      Open Solutions, Inc. +                                  (43,640)
                                              (653)      Paychex, Inc.                                           (24,213)
                                            (2,480)      Sun Microsystems, Inc. +                                 (9,722)
                                            (2,261)      Tiffany & Co.                                           (89,920)
                                              (803)      Tribune Co.                                             (27,214)
                                            (2,139)      Viacom, Inc. (Class B)                                  (70,608)
                                              (449)      Walgreen Co.                                            (19,509)
                                            (1,700)      Walt Disney Co.                                         (41,021)
                                            (1,293)      Wendy's International, Inc.                             (58,379)
                                            (1,145)      Wynn Resorts Ltd.                                       (51,697)
                                                                                                      -------------------
                                                                                                                (948,007)
                                                                                                      -------------------

TECHNOLOGY: (3.6%)
                                              (671)      CenturyTel, Inc.                                        (23,472)
                                            (2,200)      Eastman Kodak Co.                                       (53,526)
                                              (696)      Kla-Tencor Corp.                                        (33,937)
                                              (431)      Medtronic, Inc.                                         (23,110)
                                              (169)      PerkinElmer, Inc.                                        (3,443)
                                              (327)      Univision Communications, Inc. (Class A) +               (8,675)
                                            (1,960)      XM Satellite Radio Holdings Inc. +                      (70,384)
                                                                                                      -------------------
                                                                                                                (216,547)
                                                                                                      -------------------
TRANSPORTATION: (1.1%)
                                            (4,423)      Southwest Airlines Co.                                  (65,682)
                                                                                                      -------------------

UTILITIES: (6.0%)
                                            (1,129)      Ameren Corp.                                            (60,390)
                                            (1,004)      Consolidated Edison, Inc.                               (48,744)
                                            (1,523)      FPL Group, Inc.                                         (72,495)
                                            (1,426)      Kinder Morgan, Inc.                                    (137,124)
                                              (385)      Peoples Energy Corp.                                    (15,161)
                                              (418)      Pinnacle West Capital Corp.                             (18,425)
                                              (329)      TECO Energy, Inc.                                        (5,929)
                                                                                                      -------------------
                                                                                                                (358,268)
                                                                                                      -------------------

TOTAL SECURITIES SOLD SHORT: (69.6%)
(Proceeds: $4,006,000)                                                                                $       (4,164,477)
                                                                                                      ===================

Glossary:
FRN - Floating Rate Note
SCN - Step Coupon Note
 + Non-Income Producing

(a) Securities segregated for securities sold short with a market value of $5,648,140


SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ stock market including short sales using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Absolute Return Fund


By Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

     /s/ Bruce J. Smith

     --------------------------------

Date: November 28, 2005

      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund

   -----------------------------------------------------------------------------

Date: November 28, 2005

      -----------------


By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

   ---------------------------------------------------------------------------

Date: November 28, 2005

      -----------------